Condensed Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Feb. 28, 2018
Current assets:
Cash and cash equivalents	$ 418,938			$ 33,155				$ 42,701
Accounts receivable, net	15,432			294				371
Unbilled revenue	1,334			895				65
Current portion of deferred contract acquisition costs	2,048			1,368				908
Current portion of deferred financing fees	163			279
Prepaid and other current assets	6,598			12,944				2,840
Total current assets	444,513			48,935				46,885
Property and equipment, net	10,496			13,625				15,274
Goodwill	4,013			4,013
Acquired technology, net	967			2,054
Deferred contract acquisition costs	6,195			3,876				2,922
Other assets	1,311			745				681
Total assets	467,495			73,248				65,762
Current liabilities:
Accounts payable	4,136			5,273				2,454
Accrued expenses	3,437			6,580				3,140
Accrued compensation	27,459			23,838				19,612
Deferred rent and other current liabilities	531			674				541
Due to customers	3,449			4,674				8,511
Current portion of deferred revenue	34,427			28,919				22,407
Total current liabilities	73,439			69,958				56,665
Loans payable, net of unamortized issuance costs				21,144				19,200
Deferred rent and other noncurrent liabilities	5,375			5,523				5,353
Deferred revenue	394			396				501
Total liabilities	79,208			97,021				81,719
Convertible preferred stock :
Preferred stock par value $0.0001; 25,000,000 shares authorized; 0 and 19,513,939 issued and outstanding at November 30, 2020 and February 29, 2020, respectively				233,022				214,664
Commitments (note 11)
Stockholders' equity (deficit)
Common stock par value $0.0001; 500,000,000 shares authorized; 55,171,467 and 6,033,450 shares issued and outstanding at November 30, 2020 and February 29, 2020, respectively	5			2				1
Additional paid-in capital	755,076			64,071				38,881
Accumulated deficit	(366,794)			(320,868)				(269,503)
Total stockholders' equity (deficit)	388,287	$ 192,104	$ (266,497)	(256,795)	$ (263,912)	$ (249,492)	$ (244,732)	(230,621)	$ (183,696)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 467,495			$ 73,248				$ 65,762